Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (in thousands):

	As of
	March 31, 2026	December 31, 2025
Professional fees	$2,351	$1,972
Payroll liabilities	715	728
Data provider costs	564	505
Other	311	291
	$3,941	$3,496

Accounts payable and accrued expenses consisted of the following (in thousands):

	As of December 31,
	2025	2024
Professional fees	$1,972	$4,702
Payroll liabilities	728	621
Data provider costs	505	380
Other	291	335
	$3,496	$6,038